Summary of significant accounting policies - Employee benefits (Details) - Russia - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Defined contributions to pension funds	₽ 861	₽ 875	₽ 886
Maximum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	30.00%	30.00%	30.00%
Minimum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	15.00%	15.00%	15.00%